Fair value of Above/Below Market Acquired Time Charters	12 Months Ended
Dec. 31, 2013
Fair Value Of Above Below Market Acquired Time Charters [Abstract]
Fair Value of Above/Below Market Acquired Time Charters
7.      Fair value of Above/Below Market Acquired Time Charters :

The fair value of the time charters acquired at below/above fair market charter rates on the acquisition of the vessels is summarized below. These amounts are amortized on a straight-line basis to the end of each charter period.

Vessel	Fair value of acquired time charter	Balance December 31, 2010	Amortization 2011	Balance December 31, 2011	Amortization 2012	Balance December 31, 2012	Amortization 2013	Balance December 31, 2013

Fair Value of below market acquired time charter
Star Cosmo	$ 3,856	452	452	-	-	-	-	-
Total	$ 3,856	452	452	-	-	-	-	-

Fair value of above market acquired time charter
Star Big	13,733	-	1,180	12,553	3,224	9,329	3,216	6,113
Star Mega	9,332	-	1,186	8,146	3,145	5,001	3,136	1,865
Total	$ 23,065	-	2,366	20,699	6,369	14,330	6,352	7,978

During 2011, the Company acquired two second-hand Capesize vessels Star Big and Star Mega (Note 5), with existing time charter contracts. Upon their delivery the Company evaluated the attached charter contracts by comparing the charter rates in the acquired time charter agreements with the market rates for equivalent time charter agreements prevailing at the time the foregoing vessels were delivered and recognized an asset of $23,065, of which $13,733 related to  Star Big and $9,332 related to Star Mega. This amount is amortized on a straight-line basis to revenues through the end of the charter period. For the years ended December 31, 2011, 2012 and 2013 the amortization of fair value of above- market acquired time charters amounted to $2,366, $6,369 and $6,352, respectively, and is included under "Voyage revenues" in the accompanying consolidated statements of operations. For the years ended December 31, 2011, 2012 and 2013 the amortization of fair value of below-market acquired time charters amounted to $452, $0 and $0, respectively, and is included under "Voyage revenues" in the accompanying consolidated statements of operations.
The estimated aggregate amortization expense of the above market acquired time charters until the end of their useful lives is analyzed as follows:
Years	Amount
December 31, 2014	$5,080
December 31, 2015	2,898
Total	$7,978

The carrying amount of the above market acquired time charters amounting to $7,978 as of December 31, 2013 will be amortized over a weighted-average period of 1.6 years.